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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

Investment Company Act file number 811-21371

                              Phoenix Adviser Trust
               (Exact name of registrant as specified in charter)

                101 Munson Street                Greenfield, MA 01301
    (Address of principal executive offices)           (Zip code)

              John Beers, Esq. One American Row Hartford, CT 06102
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-243-1574

Date of fiscal year end: 2/28

Date of reporting period: 7/1/07-6/30/08

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S) (S)
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30bl-4 thereunder (17 CFR 270.30bl-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaldng roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609: The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

                              GENERAL INSTRUCTIONS

A. Rule as to Use of Form N-PX.

     Form N-PX is to be used for reports pursuant to Section 30 of the Investment Company Act of 1940 (the "Act") and Rule 30bl-4 under the Act (17 CFR 270.30b1-4) by all registered management investment companies, other than small business investment companies registered on Form N-5 ((S) (S) 239.24 and 274.5 of this chapter), to file their complete proxy voting record not later than August 31 of each year for the most recent twelve-month period ended June 30.

B. Application of General Rules and Regulations.

     The General Rules and Regulations under the Act contain certain general requirements that are applicable to reporting on any form under the Act. These general requirements should be carefully read and observed in the preparation and filing of reports on this form, except that any provision in the form or in these instructions shall be controlling.

                    Persons who are to respond to the collection of information contained in this form are not required to respond unless
SEC 2451 (4-03)     the form displays a currently valid OMB control number.

Instructions.

1. In the case of a registrant that offers multiple series of shares, provide the information required by this Item separately for each series. The term "series" means shares offered by & registrant that represent undivided interests in a portfolio of investments and that are preferred over all other series of shares for assets specifically allocated to that series in accordance with Rule 18f-2(a) under the Act (17 CFR 270.18f-2(a)).

2. The exchange ticker symbol or CUSIP number required by paragraph (b) or (c) of this Item may be omitted if it is not available through reasonably practicable means, e.g., in the case of certain securities of foreign issuers.

<PRE>
******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21371
Reporting Period: 07/01/2007 - 06/30/2008
Phoenix Adviser Trust









=========== PHOENIX FOCUSED VALUE FUND (FORMERLY JANUS FOCUSED VALUE ===========
===========                          FUND)                           ===========


BED BATH & BEYOND INC.

Ticker:       BBBY           Security ID:  075896100
Meeting Date: JUL 10, 2007   Meeting Type: Annual
Record Date:  MAY 14, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Warren Eisenberg           For       For        Management
1.2   Elect Director Stanley F. Barshay         For       For        Management
1.3   Elect Director Patrick R. Gaston          For       For        Management
1.4   Elect Director Victoria A. Morrison       For       For        Management
2     Ratify Auditors                           For       For        Management
3     Report on Climate Change Policies         Against   For        Shareholder
4     Advisory Vote to Ratify Named Executive   Against   For        Shareholder
      Officers' Compensation
5     Report on Product Safety                  Against   For        Shareholder


--------------------------------------------------------------------------------

COCA-COLA COMPANY, THE

Ticker:       KO             Security ID:  191216100
Meeting Date: APR 16, 2008   Meeting Type: Annual
Record Date:  FEB 22, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director Herbert A. Allen           For       For        Management
2     Elect Director Ronald W. Allen            For       For        Management
3     Elect Director Cathleen P. Black          For       For        Management
4     Elect Director Barry Diller               For       Against    Management
5     Elect Director Alexis M. Herman           For       For        Management
6     Elect Director E. Neville Isdell          For       For        Management
7     Elect Director Muhtar Kent                For       For        Management
8     Elect Director Donald R. Keough           For       For        Management
9     Elect Director Donald F. McHenry          For       For        Management
10    Elect Director Sam Nunn                   For       For        Management
11    Elect Director James D. Robinson III      For       For        Management
12    Elect Director Peter V. Ueberroth         For       For        Management
13    Elect Director Jacob Wallenberg           For       For        Management
14    Elect Director James B. Williams          For       For        Management
15    Ratify Auditors                           For       For        Management
16    Approve Stock Option Plan                 For       For        Management
17    Advisory Vote to Ratify Named Executive   Against   For        Shareholder
      Officers' Compensation
18    Require Independent Board Chairman        Against   For        Shareholder
19    Amend Bylaws to Establish a Board         Against   Against    Shareholder
      Committee on Human Rights


--------------------------------------------------------------------------------

DIAGEO PLC

Ticker:       DEO            Security ID:  25243Q205
Meeting Date: OCT 16, 2007   Meeting Type: Annual
Record Date:  SEP 7, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     REPORTS AND ACCOUNTS 2007                 For       For        Management
2     DIRECTORS  REMUNERATION REPORT 2007       For       For        Management
3     DECLARATION OF FINAL DIVIDEND             For       For        Management
4     RE-ELECTION OF MS M LILJA (MEMBER OF      For       For        Management
      AUDIT, NOMINATION, REMUNERATION
      COMMITTEE)
5     RE-ELECTION OF MR NC ROSE (MEMBER OF      For       For        Management
      EXECUTIVE COMMITTEE)
6     RE-ELECTION OF MR PA WALKER (MEMBER OF    For       For        Management
      AUDIT, NOMINATION, AND REMUNERATION
      COMMITTEE)
7     Ratify Auditors                           For       For        Management
8     AUTHORITY TO ALLOT RELEVANT SECURITIES    For       For        Management
9     DISAPPLICATION OF PRE-EMPTION RIGHTS      For       For        Management
10    AUTHORITY TO PURCHASE OWN ORDINARY SHARES For       For        Management
11    AUTHORITY TO MAKE POLITICAL DONATIONS     For       For        Management
      AND/OR TO INCUR POLITICAL EXPENDITURE
12    ADOPTION OF DIAGEO PLC 2007 UNITED STATES For       For        Management
      EMPLOYEE STOCK PURCHASE PLAN
13    AMENDMENTS TO THE ARTICLES OF ASSOCIATION For       For        Management


--------------------------------------------------------------------------------

FANNIE MAE

Ticker:       FNM            Security ID:  313586109
Meeting Date: DEC 14, 2007   Meeting Type: Annual
Record Date:  OCT 22, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Stephen B. Ashley          For       For        Management
1.2   Elect Director Dennis R. Beresford        For       For        Management
1.3   Elect Director Louis J. Freeh             For       For        Management
1.4   Elect Director Brenda J. Gaines           For       For        Management
1.5   Elect Director Karen N. Horn, Ph.D.       For       For        Management
1.6   Elect Director Bridget A. Macaskill       For       For        Management
1.7   Elect Director Daniel H. Mudd             For       For        Management
1.8   Elect Director Leslie Rahl                For       For        Management
1.9   Elect Director John C. Sites, Jr.         For       For        Management
1.10  Elect Director Greg C. Smith              For       For        Management
1.11  Elect Director H. Patrick Swygert         For       For        Management
1.12  Elect Director John K. Wulff              For       For        Management
2     Ratify Auditors                           For       For        Management
3     Amend Omnibus Stock Plan                  For       For        Management
4     Advisory Vote to Ratify Named Executive   Against   For        Shareholder
      Officers' Compensation
5     Restore or Provide for Cumulative Voting  Against   Against    Shareholder


--------------------------------------------------------------------------------

GENERAL MILLS, INC.

Ticker:       GIS            Security ID:  370334104
Meeting Date: SEP 24, 2007   Meeting Type: Annual
Record Date:  JUL 26, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director Paul Danos                 For       For        Management
2     Elect Director William T. Esrey           For       For        Management
3     Elect Director Raymond V. Gilmartin       For       For        Management
4     Elect Director Judith Richards Hope       For       For        Management
5     Elect Director Heidi G. Miller            For       Against    Management
6     Elect Director Hilda Ochoa-Brillemberg    For       For        Management
7     Elect Director Steve Odland               For       For        Management
8     Elect Director Kendall J. Powell          For       For        Management
9     Elect Director Michael D. Rose            For       For        Management
10    Elect Director Robert L. Ryan             For       For        Management
11    Elect Director Stephen W. Sanger          For       For        Management
12    Elect Director A. Michael Spence          For       For        Management
13    Elect Director Dorothy A. Terrell         For       For        Management
14    Ratify Auditors                           For       For        Management
15    Approve Omnibus Stock Plan                For       For        Management


--------------------------------------------------------------------------------

H&R  BLOCK, INC.

Ticker:       HRB            Security ID:  093671105
Meeting Date: SEP 6, 2007    Meeting Type: Proxy Contest
Record Date:  JUL 5, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director Donna R. Ecton             For       Did Not    Management
                                                          Vote
2     Elect Director Louis W. Smith             For       Did Not    Management
                                                          Vote
3     Elect Director Rayford Wilkins, Jr.       For       Did Not    Management
                                                          Vote
4     Ratify Auditors                           For       Did Not    Management
                                                          Vote
5     Separate Chairman and CEO Positions       Against   Did Not    Shareholder
                                                          Vote
1     Elect Director Richard C. Breeden         For       For        Management
2     Elect Director Robert A. Gerard           For       For        Management
3     Elect Director L. Edward Shaw, Jr.        For       For        Management
4     Ratify Auditors                           For       For        Management
5     Separate Chairman and CEO Positions       For       For        Shareholder


--------------------------------------------------------------------------------

H&R  BLOCK, INC.

Ticker:       HRB            Security ID:  093671105
Meeting Date: DEC 14, 2007   Meeting Type: Special
Record Date:  NOV 2, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Declassify the Board of Directors         For       For        Management


--------------------------------------------------------------------------------

PROCTER & GAMBLE COMPANY, THE

Ticker:       PG             Security ID:  742718109
Meeting Date: OCT 9, 2007    Meeting Type: Annual
Record Date:  AUG 10, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Rajat K. Gupta             For       For        Management
1.2   Elect Director A. G. Lafley               For       For        Management
1.3   Elect Director Lynn M. Martin             For       For        Management
1.4   Elect Director Johnathan A. Rodgers       For       For        Management
1.5   Elect Director John F. Smith, Jr.         For       For        Management
1.6   Elect Director Ralph Snyderman, M.D.      For       For        Management
1.7   Elect Director Margaret C. Whitman        For       For        Management
2     Ratify Auditor                            For       For        Management
3     Prohibit Executive Stock-Based Awards     Against   Against    Shareholder
4     Report on Free Enterprise Initiatives     Against   Against    Shareholder
5     Report on Animal Welfare                  Against   Against    Shareholder


--------------------------------------------------------------------------------

WACHOVIA CORP.

Ticker:       WB             Security ID:  929903102
Meeting Date: APR 22, 2008   Meeting Type: Annual
Record Date:  FEB 14, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director John D. Baker, II          For       For        Management
2     Elect Director Peter C. Browning          For       For        Management
3     Elect Director John T. Casteen, III       For       For        Management
4     Elect Director Jerry Gitt                 For       For        Management
5     Elect Director William H. Goodwin, Jr.    For       For        Management
6     Elect Director Maryellen C. Herringer     For       For        Management
7     Elect Director Robert A. Ingram           For       For        Management
8     Elect Director Donald M. James            For       For        Management
9     Elect Director Mackey J. McDonald         For       For        Management
10    Elect Director Joseph Neubauer            For       For        Management
11    Elect Director Timothy D. Proctor         For       For        Management
12    Elect Director Ernest S. Rady             For       For        Management
13    Elect Director Van L. Richey              For       For        Management
14    Elect Director Ruth G. Shaw               For       For        Management
15    Elect Director Lanty L. Smith             For       For        Management
16    Elect Director G. Kennedy Thompson        For       For        Management
17    Elect Director Dona Davis Young           For       For        Management
18    Ratify Auditors                           For       For        Management
19    Advisory Vote to Ratify Named Executive   Against   For        Shareholder
      Officers' Compensation
20    Report on Political Contributions         Against   For        Shareholder
21    Require Two Candidates for Each Board     Against   Against    Shareholder
      Seat


--------------------------------------------------------------------------------

WALGREEN CO.

Ticker:       WAG            Security ID:  931422109
Meeting Date: JAN 9, 2008    Meeting Type: Annual
Record Date:  NOV 12, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director William C. Foote           For       For        Management
1.2   Elect Director Alan G. McNally            For       For        Management
1.3   Elect Director Cordell Reed               For       For        Management
1.4   Elect Director Jeffrey A. Rein            For       For        Management
1.5   Elect Director Nancy M. Schlichting       For       For        Management
1.6   Elect Director David Y. Schwartz          For       For        Management
1.7   Elect Director Alejandro Silva            For       For        Management
1.8   Elect Director James A. Skinner           For       For        Management
1.9   Elect Director Marilou M. von Ferstel     For       For        Management
1.10  Elect Director Charles R. Walgreen III    For       For        Management
2     Ratify Auditors                           For       For        Management
3     Report on Charitable Contributions        Against   Against    Shareholder
4     Submit Shareholder Rights Plan (Poison    Against   Against    Shareholder
      Pill) to Shareholder Vote
5     Separate Chairman and CEO Positions       Against   For        Shareholder
========== END NPX REPORT
</PRE>

                                   SIGNATURES
                           [See General Instruction F]

     Pursuant to the requirements of the; Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Adviser Trust


By (Signature and Title)* /s/ George Aylward
                          --------------------------------
                          George Aylward, President

Date July 31, 2008

* Print the name and title of each signing officer under his or her signature.

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